PIMCO Funds Prospectus

March 26, 2008

RealRetirement™ Funds

Share Class

PIMCO RealRetirement 2010 Fund

PIMCO RealRetirement 2020 Fund

PIMCO RealRetirement 2030 Fund

PIMCO RealRetirement 2040 Fund

PIMCO RealRetirement 2050 Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds	This prospectus describes five mutual funds (the “Funds”) offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management
March 26, 2008	Company LLC (“PIMCO”). As of December 31, 2007, PIMCO managed approximately $746 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share Class A	The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Overview

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. The Funds are “funds of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds may invest, without limitation, in any funds of the Trust except the All Asset Fund, All Asset All Authority Fund and each other. Each Fund may also invest in other securities and instruments, including common stocks, forwards or derivatives and other affiliated or unaffiliated funds (including exchange traded funds), including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or exemptive relief therefrom. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. The Underlying Funds and other funds in which the Funds may invest are collectively referred to as Acquired Funds in this prospectus.

Each Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the Fund’s name does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide.

RealRetirement™ Funds

Main Investments

Other PIMCO Funds, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, and certain other affiliated funds(1)

Investment Objectives

Seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years

	Fund Focus Underlying PIMCO Funds and certain other affiliated funds Average Portfolio Duration No limitation	Credit Quality(2) B to Aaa: max 10% of total assets below Baa. Dividend Frequency Declared and distributed quarterly Non-U.S. Dollar Denominated Securities(3) 0-30% of total assets

(1)

Each Fund intends to invest a significant portion of its assets in other PIMCO Funds and certain other affiliated funds, but may invest in other securities and instruments to the extent permitted under the 1940 Act or exemptive relief therefrom.

(2)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. These credit quality limitations apply to the Funds’ direct investment in debt securities.

(3)	With respect to each Fund’s direct investment in securities, each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Key Concepts

Fixed Income Instruments	“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in any funds of the Trust, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, as well as in other affiliated or unaffiliated funds. The Funds may also invest directly in Fixed Income Instruments. To the extent permitted under the 1940 Act, the Funds may invest in derivatives based on Fixed Income Instruments.

2	PIMCO Funds

Overview (continued)

Duration	Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings	In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Fund Description, Performance, Fees and Disclosure of Portfolio Holdings	Under “Summary of the Funds” you will find a description of the Funds’ investment objective, principal investments and strategies, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in a Fund.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Funds: RealRetirement™ Funds	Ticker Symbols

RealRetirement™ 2010 Fund	PTNAX (Class A)
RealRetirement™ 2020 Fund	PTYAX (Class A)
RealRetirement™ 2030 Fund	PEHAX (Class A)
RealRetirement™ 2040 Fund	POFAX (Class A)
RealRetirement™ 2050 Fund	PFYAX (Class A)

Summary of the Funds

Investment Objectives of the Funds	The Funds seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

Principal Investments and Strategies

The Funds seek to achieve their investment objective by investing under normal circumstances a significant portion of their assets in Underlying Funds. The Funds may invest, without limitation, in any funds of the Trust, except the All Asset Fund, the All Asset All Authority Fund and other RealRetirement™ Funds. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may also invest in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, and other investments. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. With respect to direct investment in debt securities, the Funds may invest up to 10% of their total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. Each Fund may invest up to 30% of its total assets directly in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Each Fund may invest up to 15% of its total assets directly in securities and instruments that are economically tied to emerging market countries. Each Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Each Fund is classified as “nondiversified” for purposes of the 1940 Act because it may invest in a limited number of Underlying Funds and other investments. However, since certain of the Underlying Funds in which the Funds invest are classified as diversified for purposes of the 1940 Act, the Funds may indirectly diversify their portfolios.

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Each Fund is managed for investors planning to retire or begin withdrawing portions of their investments in the Fund’s target year as indicated in the Fund’s name. For example, the RealRetirement™ 2020 Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020. This is the “self-elected” year of retirement for the investors in that fund. The Funds’ primary difference is their allocation among the asset classes.

PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a target asset allocation; 2) determining Underlying Funds and other investments for asset categories; and 3) performing tactical allocation adjustments.

Target Asset Allocation	The Funds’ target allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to long-term market trends, risk metrics, correlation of asset types and actuarial assumptions of life expectancy and retirement. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to “real” assets, such as Treasury Inflation Protected Securities (“TIPS”), commodities, and real estate, which compliment exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as a Fund approaches the target date and beyond. PIMCO may choose to modify the target asset allocations of the glide path from time to time. These changes are not expected to occur frequently.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes as the target date approaches.

4	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ Glide Path

Each Fund’s target asset allocation is based on a target date, which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Investment Selection	Once the target asset allocation has been determined, PIMCO then matches the asset category to the appropriate Underlying Fund and/or other investment and invests accordingly. Please see the “Descriptions of the Underlying Funds” section in this prospectus for a summary of the Underlying Funds and their principal investment strategies. Additional information for these Underlying Funds can be found in the Statement of Additional Informational and the Underlying Funds’ prospectuses and financial reports. Additional Underlying Funds may be added or deleted in the future without shareholder notification.

Tactical Allocation Adjustments	As part of its investment process, PIMCO utilizes quantitative models and secular outlooks to make tactical allocations that will cause a Fund’s actual allocation to deviate from the target allocation. These tactical allocations can include overweighting or underweighting the asset classes within the glide path or making investments in other asset classes, based on a view of relative attractiveness. These relative value allocations can be done by investing directly in securities or other investments, including affiliated and unaffiliated funds, or altering positions in the Underlying Funds. Generally, tactical allocations will be made on a regular basis to seek to enhance the Funds’ investments positions based on PIMCO’s secular views.

Principal Risks	Each Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Funds which could adversely affect their net asset value, yield and total return are:

• Allocation Risk • Underlying Fund Risk • Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk

•   Mortgage-Related and Other Asset-Backed Risk

•   Foreign (Non-U.S.) Investment Risk

•   European Concentration Risk

•   Far Eastern (excluding Japan) Concentration Risk

•   Japanese Concentration Risk

•   Real Estate Risk

•   Emerging Markets Risk

•   Currency Risk

•   Issuer Non-Diversification Risk

•   Leveraging Risk

•   Smaller Company Risk

•   Management Risk

•   California State-Specific Risk

•   New York State-Specific Risk

•   Short Sale Risk

•   Tax Risk

•   Subsidiary Risk

•   Municipal Project-Specific Risk

•   Short Sale Risk

•   Municipal Project-Specific Risk

•   Short Sale Risk

Prospectus	5

PIMCO Funds: RealRetirement™ Funds (continued)

Please see “Summary of Principal Risks” below for a description of these and other risks associated with the Underlying Funds and an investment in the Funds.

Performance Information	The Funds do not have a full calendar year of performance. Thus, no bar chart or annual returns table is included.

Fees and Expenses of the Funds	These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Funds:

RealRetirement™ 2010 Fund	Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	5.50%	1.00%(2)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Class A	0.70%	0.25%	0.74%	0.57%	2.26%	(0.91)%	1.35%

(1)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.3549% of the Fund’s average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$680	$954	$680	$954

RealRetirement™ 2020 Fund	Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	5.50%	1.00%(2)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Class A	0.70%	0.25%	0.74%	0.60%	2.29%	(0.94)%	1.35%

(1)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and

6	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

Expenses) exceed 1.3549% of the Fund’s average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$680	$954	$680	$954

RealRetirement™ 2030 Fund	Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	5.50%	1.00%(2)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class A	0.75%	0.25%	0.74%	0.66%	2.40%	(0.96)%	1.44%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4049% of the Fund’s average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$689	$980	$689	$980

RealRetirement™ 2040 Fund	Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	5.50%	1.00%(2)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class A	0.80%	0.25%	0.74%	0.77%	2.56%	(0.95)%	1.61%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

Prospectus	7

PIMCO Funds: RealRetirement™ Funds (continued)

(2)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4549% of the Fund’s average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$705	$1,030	$705	$1,030

RealRetirement™ 2050 Fund	Shareholder Fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	5.50%	1.00%(2)

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class A	0.80%	0.25%	0.74%	0.81%	2.60%	(0.90)%	1.70%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)	“Other Expenses” reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4549% of the Fund’s average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$713	$1,056	$713	$1,056

8	PIMCO Funds

Summary of Principal Risks

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “RealRetirement™ Funds.” Further, each RealRetirement™ Fund is generally subject to a different level and amount of risk which is relative to the RealRetirement™ Fund’s target date and time horizon.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Allocation Risk

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in Underlying Funds, the RealRetirement™ Funds’ investment performance will depend upon how their assets are allocated and reallocated between the Underlying Funds according to each RealRetirement™ Fund’s asset allocation targets and ranges. A principal risk of investing in each RealRetirement™ Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each RealRetirement™ Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the RealRetirement™ Funds as a result of these allocation decisions.

Underlying Fund Risks

Because the RealRetirement™ Funds intend to invest a significant portion of their assets in Underlying Funds, the risks associated with investing in the RealRetirement™ Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each RealRetirement™ Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The RealRetirement™ Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with each RealRetirement™ Fund correlates to those of a particular Underlying Fund will depend upon the extent to which each RealRetirement™ Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

The RealRetirement™ Funds and certain Underlying Funds may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The RealRetirement™ Funds and certain Underlying Funds may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating

Prospectus	9

rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk	The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn Strategy Fund®, an

10	PIMCO Funds

Underlying Fund, may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the CommodityRealReturn Strategy Fund® and to the extent the RealRetirement™ Funds invest in the CommodityRealReturn Strategy Fund®, the RealRetirement™ Funds, may be more susceptible to risks associated with those sectors.

Equity Risk	The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

The RealRetirement™ Funds and certain Underlying Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk	When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk	A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, a Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese

Prospectus	11

market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk	A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk	Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk	If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in an Underlying Fund, the RealRetirement™ Funds will be particularly sensitive to the risks associated with that Underlying Fund. For a discussion of risks associated with Underlying Funds, please see the “Underlying Fund Risks” below.

Leveraging Risk	Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The CommodityRealReturn Strategy Fund’s wholly-owned subsidiary (as described under “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” and referred to herein as the “Subsidiary”) will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk	The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

12	PIMCO Funds

Management Risk

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, as applicable, but there can be no guarantee that these decisions will produce the desired results. Because the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Fundamental Advantage Tax Efficient Strategy and Fundamental Advantage Total Return Strategy Funds, which are Underlying Funds, invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Funds.

California State-Specific Risk	A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk	A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk	A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk	A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk

The CommodityRealReturn Strategy Fund®, an Underlying Fund, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturnStrategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the CommodityRealReturnStrategy Fund® will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in

Prospectus	13

the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturnStrategy Fund®, an Underlying Fund” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturnStrategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the CommodityRealReturnStrategy Fund® and are subject to the same risks that apply to similar investments if held directly by the CommodityRealReturnStrategy Fund®. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturnStrategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturnStrategy Fund® and, to the extent the RealRetirement™ Funds invest in the CommodityRealReturnStrategy Fund®, the RealRetirement™ Funds.

Management of the Funds

Investment Adviser and Administrator	PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

Advisory Fees	The Funds will pay PIMCO fees in return for providing investment advisory services. The Funds will pay monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RealRetirement™ 2010 Fund	0.70%
RealRetirement™ 2020 Fund	0.70%
RealRetirement™ 2030 Fund	0.75%
RealRetirement™ 2040 Fund	0.80%
RealRetirement™ 2050 Fund	0.80%

As the Funds approach their target dates and their portfolios become more conservative, the Funds’ investment advisory contract provides that certain Funds’ advisory fee will periodically decrease over time according to set intervals. The following table provides information with respect to such advisory fee adjustments.

Advisory Fee Schedule (stated as a percentage of the average daily net assets of each Fund taken separately)

Fund	February 27, 2008	April 1, 2015	April 1, 2020	April 1, 2025	April 1, 2030	April 1, 2035
RealRetirement™ 2010 Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
RealRetirement™ 2020 Fund	0.70	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2030 Fund	0.75	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2040 Fund	0.80	0.75	0.75	0.70	0.70	0.70
RealRetirement™ 2050 Fund	0.80	0.80	0.80	0.75	0.75	0.70

A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contract will be available in the Funds’ annual or semi-annual report to shareholders. As of the date of this prospectus, the Funds have not commenced operations.

14	PIMCO Funds

Administrative Fees	Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each Fund’s Class A shares):

Fund	Administrative Fees
RealRetirement™ 2010 Fund	0.40%
RealRetirement™ 2020 Fund	0.40%
RealRetirement™ 2030 Fund	0.40%
RealRetirement™ 2040 Fund	0.40%
RealRetirement™ 2050 Fund	0.40%

PIMCO has contractually agreed for each Funds’ current fiscal year, to reduce total annual fund operating expenses for the Class A shares, by waiving a portion of its administrative fee or reimbursing each Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of each Fund’s advisory fee (prior to the application of the advisory fee waiver described below), service fees, administrative fee (prior to the application of the administrative fee waiver described below) and other expenses borne by each Fund not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

Fund of Funds Fees	Each Fund pays advisory and administrative fees directly to PIMCO at an annual rate stated above, based on the average daily net assets attributable in the aggregate to the Fund’s Class A shares. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the underlying PIMCO Funds in which each Fund invests.

PIMCO has contractually agreed to waive, first, the administrative fee and, to the extent necessary, the advisory fee it receives from the Funds in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending on how the Funds’ assets are allocated from time to time among the Underlying Funds.

Prospectus	15

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Funds
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55(4)
Income Fund	0.25	0.22	0.47(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Allianz Funds(9)
NACM Emerging Markets Opportunities Fund	0.90	0.71	1.61

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Income Fund, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, and StocksPLUS® Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional class shares and include the Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense

16	PIMCO Funds

Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive a portion its advisory fee equal to 0.01% of average daily net assets.
(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(8)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

Individual Portfolio Manager	The following individual has primary responsibility for managing each of the Funds.

Portfolio Manager	Since	Recent Professional Experience
Jamil Baz	*	Mr. Baz is an Executive Vice President, Portfolio Manager, and a member of PIMCO’s global team. He joined PIMCO as a Portfolio Manager in 2007. Prior to joining PIMCO, from 2005 to 2007, he was a managing director in macro proprietary trading at Goldman Sachs in London. Prior to that, from 2001 to 2005, he was the global chief investment strategist at Deutsche Bank in London.

*	As of the date of this prospectus, the Funds have not commenced operations.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

Distributor	The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters	Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. Thus, at present the Trust is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the

Prospectus	17

two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO and the Trust strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain funds of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Class A Shares

The Trust offers investors Class A shares in this prospectus.

The following summarizes key information about Class A to help you make your investment decision, including the various expenses associated with Class A and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares	•

You pay an initial sales charge when you buy Class A shares of any Fund. The maximum initial sales charge for each Fund is 5.50%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

18	PIMCO Funds

•

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Initial Sales Charges —Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

RealRetirement™ Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%*	0.00%*

*	As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds that offer Class A shares (other than the Money Market Fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Right of Accumulation and Combined Purchase Privilege (Breakpoints).  A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quality Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.

The term “Qualifying Investor” refers to:

(i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member); or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

(iii) an employee benefit plan of a single employer.

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Prospectus	19

Please see the Guide for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of PIMCO and the Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;

•	any account of the investor at another financial intermediary; and

•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Distributor’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs will be Calculated	Where applicable, a CDSC is imposed on redemptions of Class A shares on the amount of the redemption which causes the current value of your account for Class A shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

20	PIMCO Funds

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•

For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class A CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $1,000,000 for Class A shares of the Fund (at $10 per share) and, thus, avoids paying an initial sales charge. Six months later the value of the investor’s account for the Fund has grown through investment performance to $1,100,000 ($11 per share). If the investor should redeem, within 18 months of the initial purchase, $220,000 (20,000 shares), a CDSC would be applied against $200,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($220,000)). At the rate of 1.00%, the Class A CDSC would be $2,000.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges and the CDSCs on Class A shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans	The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

There is a separate 12b-1 Plan for Class A shares. Under the 12b-1 Plan, Class A shares pay a servicing fee at a maximum annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).

Payments to Financial Firms	Some or all of the sales charges and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make

Prospectus	21

payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and PIMCO will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates, and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

How Fund Shares Are Priced

The NAV of a Fund’s Class A shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotations obtained from a quotation reporting system, established

22	PIMCO Funds

market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. The Funds normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearance or settlements that take place after the NYSE close.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotations are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotations are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotations are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotations), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotations are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of a security.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds and PIMCO Funds Shareholders’ Guide	More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Prospectus	23

Calculation of Share Price and Redemption Payments	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares	You can buy Class A shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•

Directly from the Distributor.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and asset based fee programs, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

24	PIMCO Funds

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may expose the Funds to risks associated with market timing activities. For example, since the Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

Small Account Fee	Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your

Prospectus	25

remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds, subject to any restriction on exchanges set forth in the applicable fund’s prospectus. In addition, you may exchange your Class A shares of any Fund for Class A shares of Allianz RCM Global EcoTrendsSM Fund (the “RCM EcoTrendsSM Fund”), a closed-end “interval” fund for which Allianz Global Investors Fund Management LLC (“AGIFM”), an affiliate of PIMCO, serves as investment manager and certain affiliates of AGIFM serve as sub-advisers, as well as any other interval fund that may be established and managed by AGIFM and its affiliates in the future. See “Exchanges for Interval Funds” below. Shares are exchanged on the basis of their respective NAVs, next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A and C shares.

Exchanges for Interval Funds.  As noted above, you may exchange your Class A shares of any Fund for Class A shares of the RCM EcoTrendsSM Fund and other “interval” funds that may be established and managed by AGIFM and its affiliates in the future. Like other exchanges, your shares of a Fund will be exchanged for shares of the RCM EcoTrends SM Fund or another interval fund on the basis of their respective NAVs, next calculated after your exchange order is received by the Distributor. Unlike the Funds and other open-end investment companies, the RCM EcoTrendsSM Fund and other interval funds do not allow for daily redemptions, and instead make quarterly offers to repurchase from 5% to 25% of their shares at net asset value. Further, unlike many closed-end investment companies, shares of interval funds are not publicly traded and there is generally no secondary market for their shares. Therefore, shares of interval funds have limited liquidity and you may not be able to sell or exchange such shares when and/or in the amount that you desire.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Selling Shares	You can sell (redeem) Class A shares of the Funds in the following ways:

•

Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•

Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

26	PIMCO Funds

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures as more fully described below. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where

Prospectus	27

shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind	The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares	If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee	When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

28	PIMCO Funds

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare and distribute dividends quarterly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•

Invest all distributions in shares of the same class of any other fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•

Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•

Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•

Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

Prospectus	29

•

A Note on the CommodityRealReturn Strategy Fund®,, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

•

A Note on the CommodityRealReturn Strategy, Real Return Asset and RealEstateRealReturn Strategy Funds, each an Underlying Fund.   Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Underlying Fund’s gross income. Due to original issue discount, each affected Underlying Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause each affected Underlying Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•

A Note on Funds of Funds.  The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, and other investments, the Funds may be directly exposed to certain risks described below.

This section provides additional information about some of the principal investments and related risks of the Funds and of certain Underlying Funds described under “Summary of the Funds” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds and certain Underlying Funds from time to time. Generally, the characteristics and risks of securities and investment techniques that may be used by the Underlying Funds from time to time are similar to those described below. However, the risks associated with an Underlying Fund’s investments are described more fully in each Underlying Fund’s prospectus. Accordingly, please see an Underlying Fund’s prospectus for a more complete description of the Underlying Fund and the risks associated with its investments.

Most of the securities and investment techniques described herein are discretionary, which means that PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds or Underlying Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and

30	PIMCO Funds

Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the CommodityRealReturn Strategy Fund® may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the CommodityRealReturn Strategy Fund®; however, the Subsidiary (unlike the CommodityRealReturn Strategy Fund®) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The CommodityRealReturn Strategy Fund® and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity RealReturn Strategy Fund®.

Securities Selection	During the accumulation years, the Funds seek to maximize real return, consistent with the preservation of real capital. Real return equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. The Funds will seek to maximize real return by focusing on asset classes that can protect against inflation over time, such as TIPS, commodities and real estate. These “real” asset classes compliment the Funds’ exposures to traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities	U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds	Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and

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performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying municipal bond.

Mortgage-Related and Other Asset-Backed Securities	Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments	Each Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

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Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, each Fund may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds	Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure	Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities	Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Additionally, even though certain Underlying Funds intend to invest primarily in fixed income securities, such Underlying Funds also may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, such Underlying Funds may consider convertible securities or equity securities to gain exposure to such investments.

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Certain other Underlying Funds may invest primarily and without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn Strategy Fund® , an Underlying Fund, may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund, an Underlying Fund, may invest in REITs and equity securities of issuers in real estate-related industries. The Funds may also invest directly in equity securities. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. Certain Underlying Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Certain Underlying Funds, particularly those that invest primarily in equity securities, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

Companies that an Underlying Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If an Underlying Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things,

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PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio.

Foreign (Non-U.S.) Securities

The Funds may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Emerging Market Securities.  The Funds may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

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The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

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Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

36	PIMCO Funds

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may invest in derivative instruments. The Funds intend to seek exemptive relief from the SEC to permit them to invest in certain derivative instruments that may not be otherwise permitted investments. There is no assurance that the Funds will be able to obtain such relief.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

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Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

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A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.  In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” that Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The CommodityRealReturn Strategy Fund® may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the CommodityRealReturn Strategy Fund® economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the CommodityRealReturn Strategy Fund® may receive more or less principal than it originally invested. The CommodityRealReturn Strategy Fund® might receive interest payments on the note that are more or less than the stated coupon interest payments.

The CommodityRealReturn Strategy Fund® may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

38	PIMCO Funds

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the CommodityRealReturn Strategy Fund® may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the CommodityRealReturn Strategy Fund® may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund®, an Underlying Fund, with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn Strategy Fund® may enter into these commodity-linked derivative instruments directly, that Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the CommodityRealReturn Strategy Fund’s® investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn Strategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect that Underlying Fund.

Real Estate Investment Trusts (REITs)	REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed

Prospectus	39

to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in Underlying Funds and, to the extent permitted by the 1940 Act, other affiliated and unaffiliated investment companies such as open-end or closed-end management investment companies or exchange traded funds. Each Underlying Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Underlying Fund.

Short Sales	Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities	Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities

40	PIMCO Funds

and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. In addition to indirectly bearing the expenses associate with portfolio turnover of the Underlying Funds, the Funds will directly bear these expenses to the extent that they invest in other securities and instruments.

Temporary Defensive Strategies	For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations	Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities	Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	41

Descriptions of the Underlying Funds

Because the Funds intend to invest a significant portion of their assets in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the Funds may invest in additional PIMCO Funds, Allianz Funds or other affiliated funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is available free of charge by telephoning the Trust at 1-800-927-4648.

PIMCO Funds

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–10% of total assets
	Low Duration	Short maturity fixed income instruments	1–3 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0–20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1–7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets

42	PIMCO Funds

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2–8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0–30% of total assets
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% of total assets below Baa	0%

Prospectus	43

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% of total assets below Baa	0%
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4–11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25–75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25–75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3–8 years	Max 10% below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/-2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0–30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets

44	PIMCO Funds

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/- 2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1–10 years	Baa to Aaa; max 10% of total assets Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation

(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

Prospectus	45

Descriptions of the Underlying Funds (continued)

(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers Aggregate Bond Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

Allianz Funds(1)

Category	Underlying Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Fund	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125-150	All capitalizations

(1)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

46	PIMCO Funds

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Prospectus	47

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, audited financial highlights are not available.

48	PIMCO Funds

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody’s, S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.	Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Prospectus	A-1

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services	Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

Fitch, Inc.	Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%–100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%–90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

A-4	PIMCO Funds

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Prospectus	A-5

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

The Funds’ annual report, once it is available, will discuss the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You may get free copies of the SAI, the Funds’ annual or semi-annual report (once available), request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI, which is available for download free of charge.

Investment Company Act File number 811-5028

PIMCO Funds	INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

Allianz Global Investors is one of the world’s largest asset management companies with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■	PIMCO
■	NFJ Investment Group
■	Cadence Capital Management
■	RCM
■	Nicholas-Applegate
■	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your investment advisor.

This	cover is not part of the Prospectus

AZ694_20525

PIMCO Funds Prospectus

March 26, 2008

RealRetirement™ Funds

Share Class

PIMCO RealRetirement 2010 Fund

PIMCO RealRetirement 2020 Fund

PIMCO RealRetirement 2030 Fund

PIMCO RealRetirement 2040 Fund

PIMCO RealRetirement 2050 Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds March 26, 2008 Share Class D

This prospectus describes five mutual funds (the “Funds”) offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of December 31, 2007, PIMCO managed approximately $746 billion in assets.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Overview

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. The Funds are “funds of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds may invest, without limitation, in any funds of the Trust except the All Asset Fund, All Asset All Authority Fund and each other. Each Fund may also invest in other securities and instruments, including common stocks, forwards or derivatives and other affiliated or unaffiliated funds (including exchange traded funds), including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or exemptive relief therefrom. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. The Underlying Funds and other funds in which the Funds may invest are collectively referred to as Acquired Funds in this prospectus.

Each Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the Fund’s name does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide.

RealRetirement™ Funds

Main Investments

Other PIMCO Funds, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, and certain other affiliated funds(1)

Investment Objectives

Seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years

	Fund Focus Underlying PIMCO Funds and certain other affiliated funds Average Portfolio Duration No limitation	Credit Quality(2) B to Aaa: max 10% of total assets below Baa. Dividend Frequency Declared and distributed quarterly Non-U.S. Dollar Denominated Securities(3) 0-30% of total assets

(1)

Each Fund intends to invest a significant portion of its assets in other PIMCO Funds and certain other affiliated funds, but may invest in other securities and instruments to the extent permitted under the 1940 Act or exemptive relief therefrom.

(2)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. These credit quality limitations apply to the Funds’ direct investment in debt securities.

(3)	With respect to each Fund’s direct investment in securities, each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Key Concepts

Fixed Income Instruments	“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

2	PIMCO Funds

Overview (continued)

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in any funds of the Trust, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, as well as in other affiliated or unaffiliated funds. The Funds may also invest directly in Fixed Income Instruments. To the extent permitted under the 1940 Act, the Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Fund Description, Performance, Fees and Disclosure of Portfolio Holdings	Under “Summary of the Funds” you will find a description of the Funds’ investment objective, principal investments and strategies, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in a Fund.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Funds: RealRetirement™ Funds RealRetirement™ 2010 Fund RealRetirement™ 2020 Fund RealRetirement™ 2030 Fund RealRetirement™ 2040 Fund RealRetirement™ 2050 Fund	Ticker Symbols PTNDX (Class D) PTYDX (Class D) PEHDX (Class D) POFDX (Class D) PFYDX (Class D)

Summary of the Funds

Investment Objectives of the Funds	The Funds seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

Principal Investments and Strategies

The Funds seek to achieve their investment objective by investing under normal circumstances a significant portion of their assets in Underlying Funds. The Funds may invest, without limitation, in any funds of the Trust, except the All Asset Fund, the All Asset All Authority Fund and other RealRetirement™ Funds. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may also invest in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, and other investments. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. With respect to direct investment in debt securities, the Funds may invest up to 10% of their total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. Each Fund may invest up to 30% of its total assets directly in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Each Fund may invest up to 15% of its total assets directly in securities and instruments that are economically tied to emerging market countries. Each Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Each Fund is classified as “nondiversified” for purposes of the 1940 Act because it may invest in a limited number of Underlying Funds and other investments. However, since certain of the Underlying Funds in which the Funds invest are classified as diversified for purposes of the 1940 Act, the Funds may indirectly diversify their portfolios.

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Each Fund is managed for investors planning to retire or begin withdrawing portions of their investments in the Fund’s target year as indicated in the Fund’s name. For example, the RealRetirement™ 2020 Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020. This is the “self-elected” year of retirement for the investors in that fund. The Funds’ primary difference is their allocation among the asset classes.

PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a target asset allocation; 2) determining Underlying Funds and other investments for asset categories; and 3) performing tactical allocation adjustments.

Target Asset Allocation	The Funds’ target allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to long-term market trends, risk metrics, correlation of asset types and actuarial assumptions of life expectancy and retirement. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to “real” assets, such as Treasury Inflation Protected Securities (“TIPS”), commodities, and real estate, which compliment exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as a Fund approaches the target date and beyond. PIMCO may choose to modify the target asset allocations of the glide path from time to time. These changes are not expected to occur frequently.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes as the target date approaches.

4	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ Glide Path

Each Fund’s target asset allocation is based on a target date, which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Investment Selection	Once the target asset allocation has been determined, PIMCO then matches the asset category to the appropriate Underlying Fund and/or other investment and invests accordingly. Please see the “Description of the Underlying Funds” section in this prospectus for a summary of the Underlying Funds and their principal investment strategies. Additional information for these Underlying Funds can be found in the Statement of Additional Informational and the Underlying Funds’ prospectuses and financial reports. Additional Underlying Funds may be added or deleted in the future without shareholder notification.

Tactical Allocation Adjustments	As part of its investment process, PIMCO utilizes quantitative models and secular outlooks to make tactical allocations that will cause a Fund’s actual allocation to deviate from the target allocation. These tactical allocations can include overweighting or underweighting the asset classes within the glide path or making investments in other asset classes, based on a view of relative attractiveness. These relative value allocations can be done by investing directly in securities or other investments, including affiliated and unaffiliated funds, or altering positions in the Underlying Funds. Generally, tactical allocations will be made on a regular basis to seek to enhance the Funds’ investments positions based on PIMCO’s secular views.

Principal Risks	Each Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Funds which could adversely affect their net asset value, yield and total return are:

• Allocation Risk • Underlying Fund Risk • Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk

•  Mortgage-Related and Other Asset-Backed Risk

•  Foreign (Non-U.S.) Investment Risk

•  European Concentration Risk

•  Far Eastern (excluding Japan) Concentration Risk

•  Japanese Concentration Risk

•  Real Estate Risk

•  Emerging Markets Risk

•  Currency Risk

•  Issuer Non-Diversification Risk

•  Leveraging Risk

•  Smaller Company Risk

•  Management Risk

•  California State-Specific Risk

•  New York State-Specific Risk

•  Short Sale Risk

•  Tax Risk

•  Subsidiary Risk

•  Municipal Project-Specific Risk

•  Short Sale Risk

Prospectus	5

PIMCO Funds: RealRetirement™ Funds (continued)

Please see “Summary of Principal Risks” below for a description of these and other risks associated with the Underlying Funds and an investment in the Funds.

Performance Information	The Funds do not have a full calendar year of performance. Thus, no bar chart or annual returns table is included.

Fees and Expenses of the Funds	These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class D shares of the Funds:

RealRetirement™ 2010 Fund

Shareholder Fees (fees paid directly from your investment)(1)

None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class D	0.70%	0.25%	0.74%	0.57%	2.26%	(0.91)%	1.35%

(1)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the Financial Industry Regulatory Authority, Inc. (the “FINRA”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.3549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$137	$428

6	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2020 Fund

Shareholder Fees (fees paid directly from your investment)(1)

None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Class D	0.70%	0.25%	0.74%	0.60%	2.29%	(0.94)%	1.35%

(1)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the FINRA. To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.3549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$137	$428

Prospectus	7

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2030 Fund

Shareholder Fees (fees paid directly from your investment)(1)

None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses	Expense Reduction(5)(6)	Net Annual Fund Operating Expenses
Class D	0.75%	0.25%	0.74%	0.66%	2.40%	(0.96)%	1.44%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the FINRA. To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(3)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(4)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 6 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4049% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$147	$456

8	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2040 Fund

Shareholder Fees (fees paid directly from your investment)(1)

None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses	Expense Reduction(5)(6)	Net Annual Fund Operating Expenses
Class D	0.80%	0.25%	0.74%	0.77%	2.56%	(0.95)%	1.61%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the FINRA. To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(3)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(4)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 6 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$164	$508

Prospectus	9

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2050 Fund

Shareholder Fees (fees paid directly from your investment)(1)

None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Acquired Fund Fees and Expenses(4)	Total Annual Fund Operating Expenses	Expense Reduction(5)(6)	Net Annual Fund Operating Expenses
Class D	0.80%	0.25%	0.74%	0.81%	2.60%	(0.90)%	1.70%

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the FINRA. To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(3)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund’s first fiscal year.
(4)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 6 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 1.4549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$173	$536

10	PIMCO Funds

Summary of Principal Risks

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “RealRetirement™ Funds.” Further, each RealRetirement™ Fund is generally subject to a different level and amount of risk which is relative to the RealRetirement™ Fund’s target date and time horizon.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Allocation Risk

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in Underlying Funds, the RealRetirement™ Funds’ investment performance will depend upon how their assets are allocated and reallocated between the Underlying Funds according to each RealRetirement™ Fund’s asset allocation targets and ranges. A principal risk of investing in each RealRetirement™ Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each RealRetirement™ Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the RealRetirement™ Funds as a result of these allocation decisions.

Underlying Fund Risks

Because the RealRetirement™ Funds intend to invest a significant portion of their assets in Underlying Funds, the risks associated with investing in the RealRetirement™ Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each RealRetirement™ Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The RealRetirement™ Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with each RealRetirement™ Fund correlates to those of a particular Underlying Fund will depend upon the extent to which each RealRetirement™ Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

The RealRetirement™ Funds and certain Underlying Funds may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The RealRetirement™ Funds and certain Underlying Funds may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.

Prospectus	11

When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn Strategy Fund®, an Underlying Fund, may concentrate its assets in a particular sector of the commodities market (such as oil, metal

12	PIMCO Funds

or agricultural products). As a result, the CommodityRealReturn Strategy Fund® and to the extent the RealRetirement™ Funds invest in the CommodityRealReturn Strategy Fund®, the RealRetirement™ Funds, may be more susceptible to risks associated with those sectors.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

The RealRetirement™ Funds and certain Underlying Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, a Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire

Prospectus	13

market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in an Underlying Fund, the RealRetirement™ Funds will be particularly sensitive to the risks associated with that Underlying Fund. For a discussion of risks associated with Underlying Funds, please see the “Underlying Fund Risks” below.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The CommodityRealReturn Strategy Fund’s wholly-owned subsidiary (as described under “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” and referred to herein as the “Subsidiary”) will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

14	PIMCO Funds

Management Risk

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, as applicable, but there can be no guarantee that these decisions will produce the desired results. Because the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Fundamental Advantage Tax Efficient Strategy and Fundamental Advantage Total Return Strategy Funds, which are Underlying Funds, invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Funds.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk

A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk

A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk

The CommodityRealReturn Strategy Fund®, an Underlying Fund, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturnStrategy Fund®,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the CommodityRealReturnStrategy Fund® will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in

Prospectus	15

the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturnStrategy Fund®, an Underlying Fund” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturnStrategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the CommodityRealReturnStrategy Fund® and are subject to the same risks that apply to similar investments if held directly by the CommodityRealReturnStrategy Fund®. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturnStrategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturnStrategy Fund® and, to the extent the RealRetirement™ Funds invest in the CommodityRealReturnStrategy Fund®, the RealRetirement™ Funds.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

Advisory Fees	The Funds will pay PIMCO fees in return for providing investment advisory services. The Funds will pay monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RealRetirement™ 2010 Fund	0.70%
RealRetirement™ 2020 Fund	0.70%
RealRetirement™ 2030 Fund	0.75%
RealRetirement™ 2040 Fund	0.80%
RealRetirement™ 2050 Fund	0.80%

As the Funds approach their target dates and their portfolios become more conservative, the Funds’ investment advisory contract provides that certain Funds’ advisory fee will periodically decrease over time according to set intervals. The following table provides information with respect to such advisory fee adjustments.

Advisory Fee Schedule (stated as a percentage of the average daily net assets of each Fund taken separately)
Fund	February 27, 2008	April 1, 2015	April 1, 2020	April 1, 2025	April 1, 2030	April 1, 2035
RealRetirement™ 2010 Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
RealRetirement™ 2020 Fund	0.70	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2030 Fund	0.75	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2040 Fund	0.80	0.75	0.75	0.70	0.70	0.70
RealRetirement™ 2050 Fund	0.80	0.80	0.80	0.75	0.75	0.70

A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contract will be available in the Funds’ annual or semi-annual report to shareholders. As of the date of this prospectus, the Funds have not commenced operations.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets

16	PIMCO Funds

attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each Fund’s Class D shares):

Fund	Administrative Fees
RealRetirement™ 2010 Fund	0.65%
RealRetirement™ 2020 Fund	0.65%
RealRetirement™ 2030 Fund	0.65%
RealRetirement™ 2040 Fund	0.65%
RealRetirement™ 2050 Fund	0.65%

PIMCO has contractually agreed for each Funds’ current fiscal year, to reduce total annual fund operating expenses for each of the Class D shares, by waiving a portion of its administrative fee or reimbursing each Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of each Fund’s advisory fee (prior to the application of the advisory fee waiver described below), distribution fees, service fees, administrative fee (prior to the application of the administrative fee waiver described below) and other expenses borne by each Fund not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Fund of Funds Fees

Each Fund pays advisory and administrative fees directly to PIMCO at an annual rate stated above, based on the average daily net assets attributable in the aggregate to the Fund’s Class D shares. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the underlying PIMCO Funds in which each Fund invests.

PIMCO has contractually agreed to waive, first, the administrative fee and, to the extent necessary, the advisory fee it receives from the Funds in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending on how the Funds’ assets are allocated from time to time among the Underlying Funds.

Prospectus	17

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Funds
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55(4)
Income Fund	0.25	0.22	0.47(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Allianz Funds(9)
NACM Emerging Markets Opportunities Fund	0.90	0.71	1.61

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Income Fund, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, and StocksPLUS® Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional class shares and include the Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense

18	PIMCO Funds

Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive a portion its advisory fee equal to 0.01% of average daily net assets.
(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(8)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

Individual Portfolio Manager

The following individual has primary responsibility for managing each of the Funds.

Portfolio Manager	Since	Recent Professional Experience
Jamil Baz	*

Mr. Baz is an Executive Vice President, Portfolio Manager, and a member of PIMCO’s global team. He joined PIMCO as a Portfolio Manager in 2007. Prior to joining PIMCO, from 2005 to 2007, he was a managing director in macro proprietary trading at Goldman Sachs in London. Prior to that, from 2001 to 2005, he was the global chief investment strategist at Deutsche Bank in London.

*	As of the date of this prospectus, the Funds have not commenced operations.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. Thus, at present the Trust is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the

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Trust has been added as a defendant, to the consolidated action. PIMCO and the Trust strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain funds of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

General Information	The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

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Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

20	PIMCO Funds

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

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Calculation of Share Price and Redemption Payments.  When you buy Class D shares of the Funds, you pay a price equal to the net asset value (“NAV”) of the shares. When you sell (redeem) Class D shares of the Funds, you receive an amount equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares	Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares

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(including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Investment Minimums.  The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading, activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may expose the Funds to risks associated with market timing activities. For example, since the Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

22	PIMCO Funds

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds or PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds or PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund of the Trust or any fund of Allianz Funds that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross- referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call

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the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Selling Shares	You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Signature Guarantee.  When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on

24	PIMCO Funds

the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The payments described above are made at the Distributor’s expense. These payments may be made to financial firms selected by the Distributor, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate, although the actual termination date is not known. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to its compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and PIMCO will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

How Fund Shares are Priced

The NAV of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

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Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotations obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. The Funds normally use pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotations are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotations are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotations are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotations), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotations are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of a security.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare and distribute income dividends quarterly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

26	PIMCO Funds

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
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Invest all distributions in Class D shares of any other fund of the Trust or Allianz Funds which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

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Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

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Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

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Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

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Consult your tax advisor about other possible tax consequences.  This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

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A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered

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qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

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A Note on the CommodityRealReturn Strategy, Real Return Asset and RealEstateRealReturn Strategy Funds, each an Underlying Fund.   Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Underlying Fund’s gross income. Due to original issue discount, each affected Underlying Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause each affected Underlying Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

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A Note on Funds of Funds.  The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, and other investments, the Funds may be directly exposed to certain risks described below.

This section provides additional information about some of the principal investments and related risks of the Funds and of certain Underlying Funds described under “Summary of the Funds” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds and certain Underlying Funds from time to time. Generally, the characteristics and risks of securities and investment techniques that may be used by the Underlying Funds from time to time are similar to those described below. However, the risks associated with an Underlying Fund’s investments are described more fully in each Underlying Fund’s prospectus. Accordingly, please see an Underlying Fund’s prospectus for a more complete description of the Underlying Fund and the risks associated with its investments.

Most of the securities and investment techniques described herein are discretionary, which means that PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds or Underlying Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the CommodityRealReturn Strategy Fund® may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the CommodityRealReturn Strategy Fund®; however, the Subsidiary (unlike the

28	PIMCO Funds

CommodityRealReturn Strategy Fund®) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The CommodityRealReturn Strategy Fund® and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the CommodityRealReturn Strategy Fund®.

Securities Selection

During the accumulation years, the Funds seek to maximize real return, consistent with the preservation of real capital. Real return equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. The Funds will seek to maximize real return by focusing on asset classes that can protect against inflation over time, such as TIPS, commodities and real estate. These “real” asset classes compliment the Funds’ exposures to traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying municipal bond.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

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The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Each Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, each Fund may also invest, without limitation, in RIBs.

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Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Additionally, even though certain Underlying Funds intend to invest primarily in fixed income securities, such Underlying Funds also may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, such Underlying Funds may consider convertible securities or equity securities to gain exposure to such investments.

Certain other Underlying Funds may invest primarily and without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund, an Underlying Fund, may invest in REITs and equity securities of issuers in real estate-related industries. The Funds may also invest directly in equity securities. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without

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limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. Certain Underlying Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Certain Underlying Funds, particularly those that invest primarily in equity securities, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

Companies that an Underlying Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If an Underlying Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio.

Foreign (Non-U.S.) Securities

The Funds may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

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Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

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Emerging Market Securities.  The Funds may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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The Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

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Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may invest in derivative instruments. The Funds intend to seek exemptive relief from the SEC to permit them to invest in certain derivative instruments that may not be otherwise permitted investments. There is no assurance that the Funds will be able to obtain such relief.

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Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in

Prospectus	35

particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•

A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.  In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” that Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The CommodityRealReturn Strategy Fund® may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the CommodityRealReturn Strategy Fund® economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the CommodityRealReturn Strategy Fund® may receive more or less principal than it originally invested. The CommodityRealReturn Strategy Fund® might receive interest payments on the note that are more or less than the stated coupon interest payments.

The CommodityRealReturn Strategy Fund® may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the CommodityRealReturn Strategy Fund® may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the CommodityRealReturn Strategy Fund® may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund®, an Underlying Fund, with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn

36	PIMCO Funds

Strategy Fund® may enter into these commodity-linked derivative instruments directly, that Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the CommodityRealReturn Strategy Fund’s® investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn Strategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect that Underlying Fund.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in Underlying Funds and, to the extent permitted by the 1940 Act, other affiliated and unaffiliated investment companies such as open-end or closed-end management investment companies or exchange traded funds. Each Underlying Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management

Prospectus	37

investment companies, exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Underlying Fund.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. In addition to indirectly bearing the expenses associate with portfolio turnover of the Underlying Funds, the Funds will directly bear these expenses to the extent that they invest in other securities and instruments.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations	Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

38	PIMCO Funds

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	39

Descriptions of the Underlying Funds

Because the Funds intend to invest a significant portion of their assets in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the Funds may invest in additional PIMCO Funds, Allianz Funds or other affiliated funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is available free of charge by telephoning the Trust at 1-800-927-4648.

PIMCO Funds

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–10% of total assets
	Low Duration	Short maturity fixed income instruments	1–3 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0–20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1–7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets

40	PIMCO Funds

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/–2 years of its benchmark	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/– 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2–8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Real Return Asset	Inflation-indexed fixed income securities	+/– 4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0–30% of total assets
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% of total assets below Baa	0%

Prospectus	41

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% of total assets below Baa	0%
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4–11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25–75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/– 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25–75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3–8 years	Max 10% below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/– 2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0–30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets

42	PIMCO Funds

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/–2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1–10 years	Baa to Aaa; max 10% of total assets Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0–30%(6) of total assets

Prospectus	43

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation
(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers Aggregate Bond Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

Allianz Funds(1)

Category	Underlying Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Fund	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125-150	All capitalizations
(1)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

44	PIMCO Funds

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Prospectus	45

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, audited financial highlights are not available.

46	PIMCO Funds

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody’s, S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus	A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in

Prospectus	A-3

connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

A-4	PIMCO Funds

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Prospectus	A-5

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes.

The Funds’ annual report, once it is available, will discuss the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You may get free copies of any of the SAI, the Funds’ annual or semi-annual reports (once available), request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI which is available for download free of charge.

Investment Company File number 811-5028

PIMCO Funds	INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

Allianz Global Investors is one of the world’s largest asset management companies with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■	PIMCO
■	NFJ Investment Group
■	Cadence Capital Management
■	RCM
■	Nicholas-Applegate
■	Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 12/31/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your investment advisor.

This	cover is not part of the Prospectus

AZ694D_20526

PIMCO Funds

Prospectus

March 26, 2008

RealRetirement™ Funds

Share Classes

Ins	Institutional

Adm	Administrative

REALRETIREMENT

PIMCO RealRetirement 2010 Fund

PIMCO RealRetirement 2020 Fund

PIMCO RealRetirement 2030 Fund

PIMCO RealRetirement 2040 Fund

PIMCO RealRetirement 2050 Fund

PIMCO Funds Prospectus

PIMCO Funds

March 26, 2008

Share Classes

Institutional

and

Administrative

This prospectus describes five mutual funds (the “Funds”) offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of December 31, 2007, PIMCO managed approximately $746 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds

Prospectus	2

Overview

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. The Funds are “funds of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Funds may invest, without limitation, in any funds of the Trust except the All Asset Fund, All Asset All Authority Fund and each other. Each Fund may also invest in other securities and instruments, including common stocks, forwards or derivatives and other affiliated or unaffiliated funds (including exchange traded funds), including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or exemptive relief therefrom. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. The Underlying Funds are not offered in this prospectus. Please see the “Description of Underlying Funds” in this prospectus for more information about the Underlying Funds. The Underlying Funds and other funds in which the Funds may invest are collectively referred to as Acquired Funds in this prospectus.

Each Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the Fund’s name does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide.

RealRetirement™ Funds

Main Investments

Other PIMCO Funds, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, and certain other affiliated funds(1)

Investment Objectives

Seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years

	Fund Focus Underlying PIMCO Funds and certain other affiliated funds Average Portfolio Duration No limitation	Credit Quality(2) B to Aaa: max 10% of total assets below Baa. Dividend Frequency Declared and distributed quarterly Non-U.S. Dollar Denominated Securities(3) 0-30% of total assets
(1)

Each Fund intends to invest a significant portion of its assets in other PIMCO Funds and certain other affiliated funds, but may invest in other securities and instruments to the extent permitted under the 1940 Act or exemptive relief therefrom.

(2)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. These credit quality limitations apply to the Funds’ direct investment in debt securities.

(3)	With respect to each Fund’s direct investment in securities, each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Key Concepts

Fixed Income Instruments	“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

3	PIMCO Funds

Overview (continued)

The Funds may invest in any funds of the Trust, except the All Asset Fund, All Asset All Authority Fund and other RealRetirement™ Funds, as well as in other affiliated or unaffiliated funds. The Funds may also invest directly in Fixed Income Instruments. To the extent permitted under the 1940 Act, the Funds may invest in derivatives based on Fixed Income Instruments.

Duration	Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, an Underlying Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than an Underlying Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings	In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:
•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Fund Description, Performance, Fees and Disclosure of Portfolio Holdings	Under “Summary of the Funds” you will find a description of the Funds’ investment objective, principal investments and strategies, asset allocation strategies, performance information (once available) and fees and expenses. Under “Summary of Principal Risks” you will find a discussion of the principal risks of the Funds and the Underlying Funds. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in a Fund.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	4

PIMCO Funds: RealRetirement™ Funds RealRetirement™ 2010 Fund RealRetirement™ 2020 Fund RealRetirement™ 2030 Fund RealRetirement™ 2040 Fund RealRetirement™ 2050 Fund

Ticker Symbols

PRIEX (Inst. Class)/ N/A (Admin. Class)

PRWIX (Inst. Class)/ N/A (Admin. Class)

PRLIX (Inst. Class)/ N/A (Admin. Class)

PROIX (Inst. Class)/ N/A (Admin. Class)

PRMIX (Inst. Class)/ N/A (Admin. Class)

Summary of the Funds

Investment Objectives of the Funds	The Funds seek to maximize real return, consistent with preservation of real capital during the accumulation years and current income during the retirement years.

Principal Investments and Strategies

The Funds seek to achieve their investment objective by investing under normal circumstances a significant portion of their assets in Underlying Funds. The Funds may invest, without limitation, in any funds of the Trust, except the All Asset Fund, the All Asset All Authority Fund and other RealRetirement™ Funds. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may also invest in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, including funds of Allianz Funds, another series of funds managed by affiliates of PIMCO, and other investments. The PIMCO Funds and certain of the Allianz Funds in which the Funds invest are called Underlying Funds in this prospectus. With respect to direct investment in debt securities, the Funds may invest up to 10% of their total assets in high yield securities (“junk bonds”) that are rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. Each Fund may invest up to 30% of its total assets directly in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Each Fund may invest up to 15% of its total assets directly in securities and instruments that are economically tied to emerging market countries. Each Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Each Fund is classified as “nondiversified” for purposes of the 1940 Act because it may invest in a limited number of Underlying Funds and other investments. However, since certain of the Underlying Funds in which the Funds invest are classified as diversified for purposes of the 1940 Act, the Funds may indirectly diversify their portfolios.

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional investment managers. Each Fund is managed for investors planning to retire or begin withdrawing portions of their investments in the Fund’s target year as indicated in the Fund’s name. For example, the RealRetirement™ 2020 Fund is managed for shareholders that plan to retire or begin withdrawing assets around the year 2020. This is the “self-elected” year of retirement for the investors in that fund. The Funds’ primary difference is their allocation among the asset classes.

PIMCO uses a three-step approach consisting of 1) developing and re-evaluating a target asset allocation; 2) determining Underlying Funds and other investments for asset categories; and 3) performing tactical allocation adjustments.

Target Asset Allocation	The Funds’ target allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to long-term market trends, risk metrics, correlation of asset types and actuarial assumptions of life expectancy and retirement. The glide path is designed not only to reduce risk as the target retirement date nears, but is also designed to provide investors diversification across a variety of asset classes, with an emphasis on asset classes that can protect against inflation over time. This is achieved by emphasizing allocations to “real” assets, such as Treasury Inflation Protected Securities (“TIPS”), commodities, and real estate, which compliment exposures from traditional assets, such as U.S. and international equities, U.S. bonds and short-term instruments. The glide path changes over time, generally becoming more conservative as a Fund approaches the target date and beyond. PIMCO may choose to modify the target asset allocations of the glide path from time to time. These changes are not expected to occur frequently.

The chart below shows the glide path and illustrates how the allocation among the asset classes changes as the target date approaches.

5	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ Glide Path

Each Fund’s target asset allocation is based on a target date, which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Investment Selection	Once the target asset allocation has been determined, PIMCO then matches the asset category to the appropriate Underlying Fund and/or other investment and invests accordingly. Please see the “Description of the Underlying Funds” section in this prospectus for a summary of the Underlying Funds and their principal investment strategies. Additional information for these Underlying Funds can be found in the Statement of Additional Informational and the Underlying Funds’ prospectuses and financial reports. Additional Underlying Funds may be added or deleted in the future without shareholder notification.

Tactical Allocation Adjustments	As part of its investment process, PIMCO utilizes quantitative models and secular outlooks to make tactical allocations that will cause a Fund’s actual allocation to deviate from the target allocation. These tactical allocations can include overweighting or underweighting the asset classes within the glide path or making investments in other asset classes, based on a view of relative attractiveness. These relative value allocations can be done by investing directly in securities or other investments, including affiliated and unaffiliated funds, or altering positions in the Underlying Funds. Generally, tactical allocations will be made on a regular basis to seek to enhance the Funds’ investments positions based on PIMCO’s secular views.

Prospectus	6

PIMCO Funds: RealRetirement™ Funds (continued)

Principal Risks	Each Fund is generally subject to a different level and amount of risk which is relative to its target date and time horizon. The principal risks of investing in the Funds which could adversely affect their net asset value, yield and total return are:

• Allocation Risk • Underlying Fund Risk • Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk

•   Mortgage-Related and Other Asset-Backed Risk

•   Foreign (Non-U.S.) Investment Risk

•   European Concentration Risk

•   Far Eastern (excluding Japan) Concentration Risk

•   Japanese Concentration Risk

•   Real Estate Risk

•   Emerging Markets Risk

•   Currency Risk

•   Issuer Non-Diversification Risk

•   Leveraging Risk

•   Smaller Company Risk

•   Management Risk

•   California State-Specific Risk

•   New York State-Specific Risk

•   Short Sale Risk

•   Tax Risk

•   Subsidiary Risk

•   Municipal Project-Specific Risk

•   Short Sale Risk

Please see “Summary of Principal Risks” below for a description of these and other risks associated with the Underlying Funds and an investment in the Funds.

Performance Information	The Funds do not have a full calendar year of performance. Thus, no bar chart or annual returns table is included.

Fees and Expenses of the Funds	These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Funds:

RealRetirement™ 2010 Fund

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Institutional	0.70%	None	0.39%	0.57%	1.66%	(0.91)%	0.75%
Administrative	0.70	0.25%	0.39	0.57	1.91	(0.91)	1.00

(1)	“Other Expenses” reflect an administrative fee of 0.05% and estimated organizational expenses for the Fund’s first fiscal year.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 0.7549% and 1.0049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$77	$240
Administrative	102	318

7	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2020 Fund

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Institutional	0.70%	None	0.39%	0.60%	1.69%	(0.94)%	0.75%
Administrative	0.70	0.25%	0.39	0.60	1.94	(0.94)	1.00

(1)	“Other Expenses” reflect an administrative fee of 0.05% and estimated organizational expenses for the Fund’s first fiscal year.
(2)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 0.7549% and 1.0049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$77	$240
Administrative	102	318

Prospectus	8

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2030 Fund

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Institutional	0.75%	None	0.39%	0.66%	1.80%	(0.96)%	0.84%
Administrative	0.75	0.25%	0.39	0.66	2.05	(0.96)	1.09

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)	“Other Expenses” reflect an administrative fee of 0.05% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 0.8049% and 1.0549% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$86	$268
Administrative	111	347

9	PIMCO Funds

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2040 Fund

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Institutional	0.80%	None	0.39%	0.77%	1.96%	(0.95)%	1.01%
Administrative	0.80	0.25%	0.39	0.77	2.21	(0.95)	1.26

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)	“Other Expenses” reflect an administrative fee of 0.05% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 0.8549% and 1.1049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$103	$322
Administrative	128	400

Prospectus	10

PIMCO Funds: RealRetirement™ Funds (continued)

RealRetirement™ 2050 Fund

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)(5)	Net Annual Fund Operating Expenses
Institutional	0.80%	None	0.39%	0.81%	2.00%	(0.90)%	1.10%
Administrative	0.80	0.25%	0.39	0.81	2.25	(0.90)	1.35

(1)

As further described under “Management of the Funds—Advisory Fees,” the Fund’s investment advisory contract provides that the advisory fee for the Fund will periodically decrease as the Fund approaches its target date and its portfolio becomes more conservative.

(2)	“Other Expenses” reflect an administrative fee of 0.05% and estimated organizational expenses for the Fund’s first fiscal year.
(3)

Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund’s assets among the Acquired Funds, which includes the Underlying Funds and other funds, and upon the total annual operating expenses of Acquired Funds, including the Institutional Class shares of the Underlying Funds. Acquired Fund expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(4)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (prior to the application of the advisory and administrative fee waiver described in footnote 5 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any, and Acquired Fund Fees and Expenses) exceed 0.8549% and 1.1049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$112	$350
Administrative	137	428

11	PIMCO Funds

Summary of Principal Risks

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in stocks or bonds of other issuers and in other instruments, such forwards, options, futures contracts or swap agreements, the Funds may be directly exposed to certain risks described below. As such, unless stated otherwise, any reference in this section only to “Funds” includes both the Funds and Underlying Funds. Where necessary in this section, the Funds are specifically referred to as “RealRetirement™ Funds.” Further, each RealRetirement™ Fund is generally subject to a different level and amount of risk which is relative to the RealRetirement™ Fund’s target date and time horizon.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the “Summary of the Funds” section and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Allocation Risk

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in Underlying Funds, the RealRetirement™ Funds’ investment performance will depend upon how their assets are allocated and reallocated between the Underlying Funds according to each RealRetirement™ Fund’s asset allocation targets and ranges. A principal risk of investing in each RealRetirement™ Fund is that PIMCO will make less than optimal or poor asset allocation decisions. PIMCO attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each RealRetirement™ Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that PIMCO will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the RealRetirement™ Funds as a result of these allocation decisions.

Underlying Fund Risks

Because the RealRetirement™ Funds intend to invest a significant portion of their assets in Underlying Funds, the risks associated with investing in the RealRetirement™ Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each RealRetirement™ Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The RealRetirement™ Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with each RealRetirement™ Fund correlates to those of a particular Underlying Fund will depend upon the extent to which each RealRetirement™ Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A

Prospectus	12

nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

The RealRetirement™ Funds and certain Underlying Funds may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The RealRetirement™ Funds and certain Underlying Funds may also invest in inverse floating rate securities, which may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings . Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk	Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk	The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. To the extent that a Fund’s principal investment strategies involve foreign

13	PIMCO Funds

(non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn Strategy Fund®, an Underlying Fund, may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the CommodityRealReturn Strategy Fund® and to the extent the RealRetirement™ Funds invest in the CommodityRealReturn Strategy Fund®, the RealRetirement™ Funds, may be more susceptible to risks associated with those sectors.

Equity Risk	The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

The RealRetirement™ Funds and certain Underlying Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign

Prospectus	14

countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk	When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk	A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk	A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, a Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk	A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit,

15	PIMCO Funds

currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk	If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the RealRetirement™ Funds invest a significant portion of their assets in an Underlying Fund, the RealRetirement™ Funds will be particularly sensitive to the risks associated with that Underlying Fund. For a discussion of risks associated with Underlying Funds, please see the “Underlying Fund Risks” below.

Leveraging Risk	Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The CommodityRealReturn Strategy Fund’s wholly-owned subsidiary (as described under “Characteristics and Risks of Securities and Investment Techniques—Investments in the Wholly-Owned Subsidiary” and referred to herein as the “Subsidiary”) will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk	The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

The Funds and the CommodityRealReturn Strategy Fund’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds and the Subsidiary, as applicable, but there can be no guarantee that these decisions will produce

Prospectus	16

the desired results. Because the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Fundamental Advantage Tax Efficient Strategy and Fundamental Advantage Total Return Strategy Funds, which are Underlying Funds, invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Funds.

California State-Specific Risk	A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk	A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk	A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk	A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk

The CommodityRealReturn Strategy Fund®, an Underlying Fund, gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturnStrategy Fund® ,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has

17	PIMCO Funds

issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Based on such rulings, the CommodityRealReturnStrategy Fund® will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturnStrategy Fund®, an Underlying Fund” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturnStrategy Fund® is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the CommodityRealReturnStrategy Fund® and are subject to the same risks that apply to similar investments if held directly by the CommodityRealReturnStrategy Fund®. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturnStrategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturnStrategy Fund® and, to the extent the RealRetirement™ Funds invest in the CommodityRealReturnStrategy Fund®, the RealRetirement™ Funds.

Management of the Funds

Investment Adviser and Administrator	PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

Advisory Fees	The Funds will pay PIMCO fees in return for providing investment advisory services. The Funds will pay monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
RealRetirement™ 2010 Fund	0.70%
RealRetirement™ 2020 Fund	0.70%
RealRetirement™ 2030 Fund	0.75%
RealRetirement™ 2040 Fund	0.80%
RealRetirement™ 2050 Fund	0.80%

Prospectus	18

As the Funds approach their target dates and their portfolios become more conservative, the Funds’ investment advisory contract provides that certain Funds’ advisory fee will periodically decrease over time according to set intervals. The following table provides information with respect to such advisory fee adjustments.

Advisory Fee Schedule (stated as a percentage of the average daily net assets of each Fund taken separately)

Fund	February 27, 2008	April 1, 2015	April 1, 2020	April 1, 2025	April 1, 2030	April 1, 2035
RealRetirement™ 2010 Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
RealRetirement™ 2020 Fund	0.70	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2030 Fund	0.75	0.70	0.70	0.70	0.70	0.70
RealRetirement™ 2040 Fund	0.80	0.75	0.75	0.70	0.70	0.70
RealRetirement™ 2050 Fund	0.80	0.80	0.80	0.75	0.75	0.70

A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contract will be available in the Funds’ annual or semi-annual report to shareholders. As of the date of this prospectus, the Funds have not commenced operations.

Administrative Fees	Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees
RealRetirement™ 2010 Fund	0.05%
RealRetirement™ 2020 Fund	0.05%
RealRetirement™ 2030 Fund	0.05%
RealRetirement™ 2040 Fund	0.05%
RealRetirement™ 2050 Fund	0.05%

PIMCO has contractually agreed for each Funds’ current fiscal year, to reduce total annual fund operating expenses for each of the Administrative and Institutional Class shares, by waiving a portion of its administrative fee or reimbursing each Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of each Fund’s advisory fee (prior to the application of the advisory fee waiver described below), distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee (prior to the application of the administrative fee waiver described below) and other expenses borne by each Fund not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may

19	PIMCO Funds

recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

Fund of Funds Fees	Each Fund pays advisory and administrative fees directly to PIMCO at an annual rate stated above, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional or Administrative Class shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the underlying PIMCO Funds in which each Fund invests.

PIMCO has contractually agreed to waive, first, the administrative fee and, to the extent necessary, the advisory fee it receives from the Funds in an amount equal to the expenses attributable to advisory and administrative fees of underlying PIMCO Funds indirectly incurred by the Funds in connection with the Funds’ investments in underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the Funds indirectly bear a proportionate share of these expenses, depending on how the Funds’ assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
PIMCO Funds
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75	(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01	(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91	(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55	(4)
Income Fund	0.25	0.22	0.47	(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43

Prospectus	20

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
Low Duration Fund II	0.25%	0.25%	0.50%
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60	(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Allianz Funds(9)
NACM Emerging Markets Opportunities Fund	0.90	0.71	1.61

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Income Fund, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, and StocksPLUS® Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional class shares and include the Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to waive a portion its advisory fee equal to 0.01% of average daily net assets.
(5)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(8)

PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

Individual Portfolio Manager	The following individual has primary responsibility for managing each of the Funds.

Portfolio Manager	Since	Recent Professional Experience

Jamil Baz	*

Mr. Baz is an Executive Vice President, Portfolio Manager, and a member of PIMCO’s global team. He joined PIMCO as a Portfolio Manager in 2007. Prior to joining PIMCO, from 2005 to 2007, he was a managing director in macro proprietary trading at Goldman Sachs in London. Prior to that, from 2001 to 2005, he was the global chief investment strategist at Deutsche Bank in London.

*	As of the date of this prospectus, the Funds have not commenced operations.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

21	PIMCO Funds

Distributor	The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters	Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. Thus, at present the Trust is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO and the Trust strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain funds of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the

Prospectus	22

Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•    Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the 1940 Act.

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to Administrative Class shareholders. The Administrative Services

23	PIMCO Funds

Plan permits reimbursement for costs and expenses incurred in connection with providing certain administrative services to Administrative Class shareholders.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•    Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in a Fund or in other products sponsored by PIMCO and its affiliates.

•    Payments by PIMCO.  From time to time, PIMCO may pay or reimburse broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Funds. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and administrative fees paid to PIMCO by the Funds. Such activities by PIMCO may provide incentives to financial institutions to sell shares of the Funds. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

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Purchases, Redemptions and Exchanges

Purchasing Shares	Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•    Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•    Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•    Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer

25	PIMCO Funds

Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•    Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•    Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.  Name;

2.  Date of birth (for individuals);

3.  Residential or business street address; and

4.  Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•     Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Prospectus	26

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•    Abusive Trading Practices.  The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may expose the Funds to risks associated with market timing activities. For example, since the Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for a Fund’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities may have a detrimental effect on a Fund and its shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Second, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such

27	PIMCO Funds

activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund.

•    Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares	• Redemptions in Writing. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed by the appropriate persons designated on the Client Registration Application (“Authorized Person”).

Additionally, an investor may request redemptions of shares by sending a facsimile to 1-816-421-2861. Furthermore, an investor that elects to utilize e-mail redemptions on the Client Registration Application (or subsequently in writing) may request redemptions of shares by sending an e-mail to pimcoteam@bfdsmidwest.com. An Authorized Person must state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number.

Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including those by fax or e-mail) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by utilizing fax or e-mail redemption, they may be giving up a measure of security that they might have if they were to redeem their shares by mail. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by fax or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by mail, by fax or by e-mail as a procedure designed to confirm that instructions are genuine.

All redemptions, whether initiated by mail, fax or e-mail, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

•    Redemptions by Telephone.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648. An Authorized Person must state his or her name, the Fund and class from which the shares are to be redeemed,

Prospectus	28

the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more must be submitted in writing by an Authorized Person.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be an Authorized Person, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions initiated by telephone will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

An Authorized Person may decline telephone exchange or redemption privileges after an account is opened by providing the Transfer Agent a Medallion signature guaranteed letter of instruction. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•    Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares, and must be executed by an Authorized Person.

•    Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in

29	PIMCO Funds

writing, signed by an Authorized Person and accompanied by a Medallion signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures as more fully described below.

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege	An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions in Writing” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of Allianz Funds. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively , if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Prospectus	30

How Fund Shares Are Priced

The NAV of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotations obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. The Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotations are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotations are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotations are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotations), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotations are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

31	PIMCO Funds

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, when the Funds pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The Funds intend to declare and distribute income dividends quarterly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by an Authorized Person, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

Tax Consequences

•    Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

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Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•    Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•    Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•    A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.  One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Fund in which the IRS specifically concluded that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund, even if the Subsidiary itself owns commodity-linked swaps. Based on such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

•    A Note on the CommodityRealReturn Strategy, Real Return Asset and RealEstateRealReturn Strategy Funds, each an Underlying Fund.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Underlying Fund’s gross income. Due to original issue discount, each affected Underlying Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause each affected Underlying Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•    A Note on Funds of Funds.  The Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local

33	PIMCO Funds

income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

As the Funds intend to invest a significant portion of their assets in shares of the Underlying Funds, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments. However, as the Funds may also invest their assets directly in Fixed Income Instruments, common stocks, forwards or derivatives, such as options, futures contracts or swap agreements, other affiliated or unaffiliated funds, and other investments, the Funds may be directly exposed to certain risks described below.

This section provides additional information about some of the principal investments and related risks of the Funds and of certain Underlying Funds described under “Summary of the Funds” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds and certain Underlying Funds from time to time. Generally, the characteristics and risks of securities and investment techniques that may be used by the Underlying Funds from time to time are similar to those described below. However, the risks associated with an Underlying Fund’s investments are described more fully in each Underlying Fund’s prospectus. Accordingly, please see an Underlying Fund’s prospectus for a more complete description of the Underlying Fund and the risks associated with its investments.

Most of the securities and investment techniques described herein are discretionary, which means that PIMCO, or in the case of an Underlying Fund that is not managed by PIMCO, such Underlying Fund’s investment adviser and sub-adviser, as applicable, can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds or Underlying Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Because the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest a portion of its assets in the Subsidiary, which may hold some of the investments described in this prospectus, the CommodityRealReturn Strategy Fund® may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the CommodityRealReturn Strategy Fund®; however, the Subsidiary (unlike the CommodityRealReturn Strategy Fund®) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The CommodityRealReturn Strategy Fund® and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity RealReturn Strategy Fund® .

Securities Selection

During the accumulation years, the Funds seek to maximize real return, consistent with the preservation of real capital. Real return equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. The Funds will seek to maximize real return by focusing on asset classes that can protect against inflation over time, such as TIPS, commodities and real estate. These “real” asset classes compliment the Funds’ exposures to traditional assets, such as U.S. and international equities, U.S. bonds and

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short-term instruments. In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities	U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds	Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Fund purchases a RIB from a trust, and the underlying municipal bond was held by the Fund prior to being deposited into the trust, the Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Funds where the Funds did not previously own the underlying municipal bond.

Mortgage-Related and Other Asset-Backed Securities	Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

35	PIMCO Funds

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments	Each Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

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Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, each Fund may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds	Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure	Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities

37	PIMCO Funds

may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Additionally, even though certain Underlying Funds intend to invest primarily in fixed income securities, such Underlying Funds also may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, such Underlying Funds may consider convertible securities or equity securities to gain exposure to such investments.

Certain other Underlying Funds may invest primarily and without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn Strategy Fund®, an Underlying Fund, may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund, an Underlying Fund, may invest in REITs and equity securities of issuers in real estate-related industries. The Funds may also invest directly in equity securities. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. Certain Underlying Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They

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may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Certain Underlying Funds, particularly those that invest primarily in equity securities, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

Companies that an Underlying Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If an Underlying Fund’s portfolio manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Fund at any given time upon sale thereof, a Fund may determine to hold such securities in its portfolio.

Foreign (Non-U.S.) Securities

The Funds may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and

39	PIMCO Funds

additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•    Emerging Market Securities.  The Funds may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. In making investments in emerging market securities, a Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring.

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Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies	A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•    Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

41	PIMCO Funds

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. To the extent permitted under the 1940 Act, or any exemptive relief therefrom, the Funds may invest in derivative instruments. The Funds intend to seek exemptive relief from the SEC to permit them to invest in certain derivative instruments that may not be otherwise permitted investments. There is no assurance that the Funds will be able to obtain such relief.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available

Prospectus	42

in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•    A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.  In light of certain revenue rulings and private letter rulings issued to the CommodityRealReturn Strategy Fund® by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” that Underlying Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The CommodityRealReturn Strategy Fund® may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the CommodityRealReturn Strategy Fund® economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the CommodityRealReturn Strategy Fund® may receive more or less principal than it originally invested. The CommodityRealReturn Strategy Fund® might receive interest payments on the note that are more or less than the stated coupon interest payments.

43	PIMCO Funds

The CommodityRealReturn Strategy Fund® may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the CommodityRealReturn Strategy Fund® may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which the CommodityRealReturn Strategy Fund® may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn Strategy Fund®, an Underlying Fund, with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn Strategy Fund®, an Underlying Fund.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn Strategy Fund® may enter into these commodity-linked derivative instruments directly, that Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the CommodityRealReturn Strategy Fund’s® investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn Strategy Fund® invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn Strategy Fund® and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect that Underlying Fund.

Real Estate Investment Trusts (REITs)	REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

Prospectus	44

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities	Each Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that a Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The Funds may invest a significant portion of their assets in Underlying Funds and, to the extent permitted by the 1940 Act, other affiliated and unaffiliated investment companies such as open-end or closed-end management investment companies or exchange traded funds. Each Underlying Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, exchange traded funds, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation in the foregoing sentence shall not apply to the CommodityRealReturn Strategy Fund’s investment in the Subsidiary. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Underlying Fund.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other

45	PIMCO Funds

institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities	Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. In addition to indirectly bearing the expenses associate with portfolio turnover of the Underlying Funds, the Funds will directly bear these expenses to the extent that they invest in other securities and instruments.

Temporary Defensive Strategies	For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations	Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Prospectus	46

Credit Ratings and Unrated Securities	Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

47	PIMCO Funds

Descriptions of the Underlying Funds

Because the Funds intend to invest a significant portion of their assets in some or all Underlying Funds as discussed above, and none of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the Funds may invest in additional PIMCO Funds, Allianz Funds or other affiliated funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is available free of charge by telephoning the Trust at 1-800-927-4648.

PIMCO Funds
Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/-2 years of its benchmark	Baa to Aaa	0%

Prospectus	48

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/-3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2-8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/-3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return Asset	Inflation-indexed fixed income securities	+/-4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0-30% of total assets
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% of total assets below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% of total assets below Baa	0%

49	PIMCO Funds

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/-2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3-8 years	Max 10% below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/-2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0-30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/-2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets

Prospectus	50

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% of total assets Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation
(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers Aggregate Bond Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

Allianz Funds(1)
Category	Underlying Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
International Stock Fund	NACM Emerging Markets Opportunities	Maximum long-term capital appreciation	Emerging market stocks	125-150	All capitalizations
(1)

Certain of the Funds currently intend to invest in the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds. However, the Funds may in the future, at the discretion of PIMCO and without shareholder approval, cease investing in such Underlying Fund or invest in additional Allianz Funds not listed above.

51	PIMCO Funds

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, audited financial highlights are not available.

Prospectus	52

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category to securities rated in the highest category (as rated by Moody’s, S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.	Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-1	PIMCO Funds

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus	A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services	Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

A-3	PIMCO Funds

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Prospectus	A-4

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch, Inc.	Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

A-5	PIMCO Funds

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Prospectus	A-6

PIMCO Funds	INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual reports, once they are available, will discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of the SAI, the Funds’ annual or semi-annual report (once available), request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco.com for additional information about the Funds, including the SAI, which is available for download free of charge.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660